UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21279

The Merger Fund VL
  (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York 10595
 (Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  June 30, 2018

Item 1. Reports to Stockholders.

June 30, 2018

Semi-Annual Report

THE MERGER FUND VL

DEAL COMPOSITION

The Merger Fund VL (Unaudited)

Type of Buyer		Deal Terms*
Strategic	94.7%	Cash	40.2%
Financial	5.3%	Stock and Stub(1)	27.5%
		Cash & Stock	23.1%
By Deal Type		Cash & Collar	5.7%
Friendly	100.0%	Cash & Stub(1)	2.1%
Hostile	—%	Stock with Fixed Exchange Ratio	1.4%
		Undetermined(2)	—%

*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2018.
(1)	“Stub” includes assets other than cash and stock (e.g., escrow notes).
(2)
The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund’s investment adviser.

PORTFOLIO COMPOSITION*

The Merger Fund VL (Unaudited)

By Sector

By Region

*
Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2018.  Data expressed excludes short-term investments, short investments, written options, forward currency exchange contracts and short total return swap contracts.  Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Forward Currency Exchange Contracts and Schedule of Swap Contracts for more details on the Fund’s individual holdings.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund VL
EXPENSE EXAMPLE
June 30, 2018 (Unaudited)

As a shareholder of The Merger Fund VL (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund specific expenses. The expense example is intended to help a shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.  The example below includes, among other fees, management fees, fund accounting, custody and transfer agent fees.  However, the example does not include portfolio trading commissions and related expenses or extraordinary expenses.  In addition, charges and expenses at the insurance company separate account level are not reflected.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

The Merger Fund VL
EXPENSE EXAMPLE (continued)
June 30, 2018 (Unaudited)

	Annualized	Beginning	Ending	Expenses Paid
	Net Expense	Account	Account	During Period
	Ratio	Value	Value	1/1/18 —
	6/30/18	1/1/18	6/30/18	6/30/18(1)
Actual Expenses(2)(3)	1.89%	$1,000.00	$1,054.60	$9.63
Hypothetical Example
for Comparison Purposes
(5% return before
expenses)(3)	1.89%	$1,000.00	$1,015.42	$9.44

(1)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
(2)	Based on the actual returns of 5.46% for the six-month period ended June 30, 2018.
(3)
Excluding dividends and interest on short positions and borrowing expenses on securities sold short, your actual cost of investment in and your hypothetical cost of investment in the Fund would have been $7.13 and $7.00, respectively.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

	Shares	Value
LONG INVESTMENTS — 99.09%
COMMON STOCKS — 57.00%
AEROSPACE & DEFENSE — 4.90%
Rockwell Collins, Inc. (e)	13,106	$1,765,116
United Technologies Corporation	800	100,024
		1,865,140

ALTERNATIVE CARRIERS — 0.07%
CenturyLink, Inc. (e)	1,471	27,419
BEVERAGES — 1.77%
Dr Pepper Snapple Group, Inc. (e)	5,521	673,562
BIOTECHNOLOGY — 1.21%
Shire plc — ADR	2,740	462,512
BROADCASTING — 1.06%
Discovery Communications, Inc. Class C (a)	2,936	74,868
Tribune Media Company Class A	8,549	327,170
		402,038

DATA PROCESSING &
OUTSOURCED SERVICES — 0.08%
MoneyGram International, Inc. (a)	4,774	31,938
DIVERSIFIED CHEMICALS — 3.74%
DowDuPont, Inc. (e)	12,379	816,024
Huntsman Corporation	20,897	610,192
		1,426,216

DRUG RETAIL — 0.01%
Rite Aid Corporation (a)	1,419	2,455
ELECTRONIC EQUIPMENT
& INSTRUMENTS — 1.75%
Orbotech Ltd. (a)(b)	10,790	666,822
HEALTH CARE EQUIPMENT — 0.49%
NxStage Medical, Inc. (a)	6,682	186,428
HEALTH CARE SERVICES — 1.02%
Envision Healthcare Corporation (a)	5,534	243,551
Express Scripts Holding Company (a)	1,855	143,225
		386,776

HOTELS, RESORTS & CRUISE LINES — 1.84%
ILG, Inc. (e)	21,266	702,416

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2018 (Unaudited)

	Shares	Value

INTEGRATED TELECOMMUNICATION
SERVICES — 0.74%
AT&T, Inc.	8,762	$281,348
MANAGED HEALTH CARE — 3.82%
Aetna, Inc. (e)	7,928	1,454,788
MOVIES & ENTERTAINMENT — 7.86%
Twenty-First Century Fox, Inc. Class B (e)	60,795	2,995,370
OIL & GAS EXPLORATION & PRODUCTION — 0.13%
Alta Mesa Resources, Inc. (a)	7,392	50,339
OIL & GAS REFINING & MARKETING — 2.83%
Andeavor	8,225	1,078,956
OIL & GAS STORAGE &
TRANSPORTATION — 1.16%
Columbia Pipeline Group, Inc. (a)(d)(g)(i)	16,892	441,723
PACKAGED FOODS & MEATS — 1.93%
Pinnacle Foods, Inc.	11,330	737,130
PAPER PRODUCTS — 0.27%
KapStone Paper and Packaging Corporation	3,024	104,328
PROPERTY & CASUALTY INSURANCE — 3.18%
XL Group Ltd. (b)	21,625	1,209,919
REINSURANCE — 0.86%
Validus Holdings Ltd. (b)	4,858	328,401
REITS — 4.24%
Gateway Lifestyle Holdings Pty Ltd. (b)	15,336	26,444
GGP, Inc.	39,271	802,307
Gramercy Property Trust	28,025	765,643
MTGE Investment Corporation	999	19,580
		1,613,974

SEMICONDUCTORS — 9.10%
Cavium, Inc. (a)	4,447	384,666
NXP Semiconductors NV (a)(b)(e)	28,223	3,083,927
		3,468,593

SPECIAL PURPOSE
ACQUISITION COMPANIES — 2.94%
Avista Healthcare Public Acquisition
Corporation Class A (a)(b)(f)	8,972	89,944

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2018 (Unaudited)

	Shares	Value
Black Ridge Acquisition Corporation (a)(f)	3,305	$32,323
Federal Street Acquisition Corporation (a)(f)	1,448	14,198
FinTech Acquisition Corporation II (a)	1,905	19,050
Hennessy Capital Acquisition
Corporation III (a)	37,272	377,938
Industrea Acquisition Corporation Class A (a)	981	9,673
Kayne Anderson Acquisition
Corporation Class A (a)(f)	7,031	69,537
Modern Media Acquisition Corporation (a)	5,284	52,734
Mudrick Capital Acquisition Corporation (a)	5,919	60,495
Pensare Acquisition Corporation (a)	7,938	78,507
Pure Acquisition Corporation (a)	9,129	93,572
Thunder Bridge Acquisition Ltd. (a)(b)	10,600	106,352
Tiberius Acquisition Corporation (a)	4,193	42,223
Twelve Seas Investment Company (a)(b)	7,333	73,770
		1,120,316
TOTAL COMMON STOCKS (Cost $21,561,815)		21,718,907

PRIVATE INVESTMENT IN PUBLIC EQUITY — 0.11%
ConvergeOne Holdings, Inc.	4,388	41,203
TOTAL PRIVATE INVESTMENT
IN PUBLIC EQUITY (Cost $35,104)		41,203

CLOSED-END FUNDS — 12.01% (a)(e)
Altaba, Inc.	62,490	4,574,893
TOTAL CLOSED-END FUNDS (Cost $3,634,139)		4,574,893

PREFERRED STOCKS — 0.48%
Colony Capital, Inc., 8.750%, Series E	284	7,367
NuStar Logistics LP, 9.082%
(3 Month LIBOR + 6.734%), 1/15/2043 (j)	6,932	175,795
TOTAL PREFERRED STOCKS (Cost $181,685)		183,162

CONTINGENT VALUE RIGHTS — 0.00% (a)(e)(g)
Media General, Inc.	8,397	252
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		252

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2018 (Unaudited)

	Shares	Value
RIGHTS — 0.02% (a)(f)
Black Ridge Acquisition Corporation	3,305	$1,074
Modern Media Acquisition Corporation	5,284	2,748
Pensare Acquisition Corporation	7,938	3,889
TOTAL RIGHTS (Cost $6,600)		7,711

WARRANTS — 0.02% (a)(f)
Black Ridge Acquisition Corporation	3,305	1,157
ConvergeOne Holdings, Inc.	1,547	2,120
Federal Street Acquisition Corporation	724	923
Modern Media Acquisition Corporation	2,642	1,717
Pensare Acquisition Corporation	3,969	2,540
TOTAL WARRANTS (Cost $5,348)		8,457

	Principal
	Amount
CORPORATE BONDS — 7.85% (f)
BMC Software Finance, Inc.
8.125%, 7/15/2021 (h)	$155,000	158,681
Dynegy, Inc.
5.875%, 6/1/2023	198,000	204,682
Envision Healthcare Corporation
5.625%, 7/15/2022	412,000	421,012
6.250%, 12/1/2024 (h)	280,000	299,600
Kindred Healthcare LLC
6.375%, 4/15/2022	96,000	99,360
Momentive Performance Materials, Inc.
3.880%, 10/24/2021	304,000	319,960
Nationstar Mortgage LLC /
Nationstar Capital Corporation
6.500%, 7/1/2021	40,000	39,988
6.500%, 6/1/2022	27,000	26,848
Rent-A-Center, Inc.
6.625%, 11/15/2020	119,000	119,744
4.750%, 5/1/2021	159,000	159,795
Rite Aid Corporation
6.125%, 4/1/2023 (h)	135,000	137,059
Spectrum Brands Holdings, Inc.
7.750%, 1/15/2022	228,000	234,840

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2018 (Unaudited)

	Principal
	Amount	Value
T-Mobile USA, Inc.
6.500%, 1/15/2024	$145,000	$151,244
Tribune Media Company
5.875%, 7/15/2022	22,000	22,314
Unitymedia GmbH
6.125%, 1/15/2025 (b)(h)	231,000	239,085
Unitymedia Hessen GmbH & Company KG /
Unitymedia NRW GmbH
5.000%, 1/15/2025 (b)(h)	113,000	114,978
Xerium Technologies, Inc.
9.500%, 8/15/2021	228,000	240,825
TOTAL CORPORATE BONDS (Cost $2,985,716)		2,990,015

	Contracts
	(100 shares	Notional
	per contract)	Amount
PURCHASED CALL OPTIONS — 0.00%
SPDR S&P 500 ETF Trust
Expiration: July 2018,
Exercise Price: $280.00	20	$542,560	500
			500
PURCHASED PUT OPTIONS — 0.26%
Conagra Brands, Inc.
Expiration: September 2018,
Exercise Price: $31.00	46	164,358	1,104
DowDuPont, Inc.
Expiration: August 2018,
Exercise Price: $62.50	100	659,200	11,050
Expiration: August 2018,
Exercise Price: $65.00	12	79,104	2,268
Huntsman Corporation
Expiration: August 2018,
Exercise Price: $29.00	202	589,840	26,260

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2018 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
SPDR S&P 500 ETF Trust
Expiration: July 2018,
Exercise Price: $272.00	13	$352,664	$4,446
Expiration: July 2018,
Exercise Price: $274.00	20	542,560	8,670
Expiration: July 2018,
Exercise Price: $277.00	23	623,944	14,352
Expiration: August 2018,
Exercise Price: $270.00	33	895,224	13,992
United Technologies Corporation
Expiration: August 2018,
Exercise Price: $105.00	26	325,078	624
Expiration: September 2018,
Exercise Price: $105.00	22	275,066	1,144
VanEck Vectors Semiconductor ETF
Expiration: July 2018,
Exercise Price: $104.00	28	287,476	8,568
The Walt Disney Company
Expiration: January 2019,
Exercise Price: $95.00	27	282,987	6,858
			99,336
TOTAL PURCHASED OPTIONS (Cost $76,097)			99,836

	Principal
	Amount
ESCROW NOTES — 0.03% (a)(d)(g)
AMR Corporation	$7,668	9,968
T-Mobile USA, Inc.	108,000	—
TOTAL ESCROW NOTES (Cost $4,196)		9,968

	Shares
SHORT-TERM INVESTMENTS — 21.31%
MONEY MARKET FUNDS — 20.00% (c)
First American Government Obligations Fund,
Institutional Share Class, 1.77%	1,457,121	1,457,121
The Government & Agency Portfolio,
Institutional Share Class, 1.80%	1,866,000	1,866,000
JPMorgan Prime Money Market Fund,
Institutional Share Class, 2.08%	568,886	568,872

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2018 (Unaudited)

	Shares	Value
JPMorgan U.S. Government Money Market
Fund, Institutional Share Class, 1.82%	1,866,000	$1,866,000
Morgan Stanley Institutional Liquidity Fund —
Government Portfolio,
Institutional Share Class, 1.81%	1,863,869	1,863,869
		7,621,862
	Principal
	Amount
U.S. TREASURY BILLS — 1.31% (e)(f)
United States Treasury Bills
1.56%, 8/2/2018	$100,000	99,848
1.76%, 8/30/2018	100,000	99,697
1.93%, 10/25/2018	300,000	298,143
		497,688
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,119,587)		8,119,550
TOTAL LONG INVESTMENTS
(Cost $36,610,287) — 99.09%		37,753,954

	Shares
SHORT INVESTMENTS — (18.22)%
COMMON STOCKS — (18.22)%
AIRLINES — (0.04)%
American Airlines Group, Inc.	(402)	(15,260)
BROADCASTING — (0.38)%
Discovery Communications, Inc. Class A	(2,937)	(80,767)
Sinclair Broadcast Group, Inc. Class A	(1,966)	(63,207)
		(143,974)

DRUG RETAIL — (1.11)%
CVS Health Corporation	(6,586)	(423,809)
HOTELS, RESORTS & CRUISE LINES — (0.85)%
Marriott Vacations Worldwide Corporation	(2,861)	(323,179)
INDUSTRIAL GASES — (0.11)%
Praxair, Inc. (f)	(252)	(40,135)
INTERNET SOFTWARE & SERVICES — (10.34)%
Alibaba Group Holding Ltd. — ADR	(21,245)	(3,941,585)

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2018 (Unaudited)

	Shares	Value
MANAGED HEALTH CARE — (0.20)%
Cigna Corporation	(451)	$(76,647)
MOVIES & ENTERTAINMENT — (0.88)%
The Walt Disney Company	(3,187)	(334,029)
OIL & GAS REFINING & MARKETING — (2.41)%
Marathon Petroleum Corporation	(13,073)	(917,202)
PACKAGED FOODS & MEATS — (0.26)%
Conagra Brands, Inc.	(2,815)	(100,580)
REITs — (0.37)%
Annaly Capital Management, Inc.	(950)	(9,776)
Brookfield Property Partners LP (b)	(6,863)	(130,534)
		(140,310)
SEMICONDUCTORS — (1.27)%
KLA-Tenor Corporation	(2,698)	(276,626)
Marvell Technology Group Ltd. (b)	(9,683)	(207,603)
		(484,229)
TOTAL COMMON STOCKS
(Proceeds $6,034,116)		(6,940,939)
TOTAL SHORT INVESTMENTS
(Proceeds $6,034,116) — (18.22)%		(6,940,939)
TOTAL NET INVESTMENTS
(Cost $30,576,171) — 80.87%		30,813,015
OTHER ASSETS IN EXCESS
OF LIABILITIES — 19.13%		7,287,125
TOTAL NET ASSETS — 100.00%		$38,100,140

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LIBOR – London Interbank Offered Rate
plc – Public Limited Company
REITs – Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2018.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2018 (Unaudited)

(f)	Level 2 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(g)	Level 3 Security. Please see Note 2 in the Notes to the Financial Statements for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2018, these securities represent 2.49% of total net assets.

(i)
Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation Group under the supervision of the Board of Trustees. As of June 30, 2018, this common stock had a cost of $428,231 and its market value represented 1.16% of total net assets. The Fund’s adviser perfected its appraisal rights over this security as of 6/20/2016. Please see Note 2 in the Notes to the Financial Statements for more information.

(j)	The coupon rate shown on variable rate securities represents the rate as of June 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF WRITTEN OPTIONS
June 30, 2018 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
WRITTEN CALL OPTIONS
CenturyLink, Inc.
Expiration: July 2018,
Exercise Price: $19.00	8	$14,912	$228
Conagra Brands, Inc.
Expiration: September 2018,
Exercise Price: $35.00	46	164,358	8,234
DowDuPont, Inc.
Expiration: August 2018,
Exercise Price: $67.50	100	659,200	17,349
Expiration: August 2018,
Exercise Price: $70.00	11	72,512	957
GGP, Inc.
Expiration: July 2018,
Exercise Price: $20.00	71	145,053	4,118
Huntsman Corporation
Expiration: August 2018,
Exercise Price: $33.00	208	607,360	7,280
Shire plc — ADR
Expiration: July 2018,
Exercise Price: $165.00	22	371,360	11,880
SPDR S&P 500 ETF Trust
Expiration: July 2018,
Exercise Price: $270.00	20	542,560	8,860
Twenty-First Century Fox, Inc. Class A
Expiration: July 2018,
Exercise Price: $45.00	14	69,566	6,860
Twenty-First Century Fox, Inc. Class B
Expiration: July 2018,
Exercise Price: $34.00	95	468,065	147,250
United Technologies Corporation
Expiration: August 2018,
Exercise Price: $120.00	15	187,545	9,975
Expiration: August 2018,
Exercise Price: $125.00	12	150,036	4,410
Expiration: September 2018,
Exercise Price: $120.00	22	275,066	17,215
The Walt Disney Company
Expiration: January 2019,
Exercise Price: $115.00	27	282,987	7,061
			251,677

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF WRITTEN OPTIONS (continued)
June 30, 2018 (Unaudited)

	Contracts
	(100 shares	Notional
	per contract)	Amount	Value
WRITTEN PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: July 2018,
Exercise Price: $267.00	23	$623,944	$4,485
Expiration: August 2018,
Exercise Price: $260.00	66	1,790,448	14,388
VanEck Vectors Semiconductor ETF
Expiration: July 2018,
Exercise Price: $95.00	28	287,476	1,778
			20,651
TOTAL WRITTEN OPTIONS
(Premiums received $210,755)			$272,328

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
plc – Public Limited Company

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS
June 30, 2018 (Unaudited)

								Unrealized
Settlement		Currency to		USD Value at	Currency to		USD Value at	Appreciation
Date	Counterparty	be Delivered		June 30, 2018	be Received		June 30, 2018	(Depreciation)*
11/7/18	JPM	11,021	AUD	$8,161	8,129	USD	$8,129	$(32)
11/20/18	JPM	36,056	AUD	26,703	26,591	USD	26,591	(112)
7/5/18	JPM	476,685	EUR	556,905	596,308	USD	596,308	39,403
7/5/18	JPM	562,822	USD	562,822	476,685	EUR	556,905	(5,917)
8/15/18	JPM	566,203	EUR	663,592	689,156	USD	689,156	25,564
8/15/18	JPM	43,735	USD	43,735	37,328	EUR	43,749	14
7/13/18	JPM	1,560,527	GBP	2,060,811	2,124,457	USD	2,124,457	63,646
7/13/18	JPM	544,367	USD	544,367	402,452	GBP	531,473	(12,894)
7/17/18	JPM	50,800	GBP	67,099	71,981	USD	71,981	4,882
7/17/18	JPM	45,783	USD	45,783	34,359	GBP	45,383	(400)
9/11/18	JPM	54,229	GBP	71,810	76,148	USD	76,148	4,338
9/11/18	JPM	76,101	USD	76,101	54,229	GBP	71,810	(4,291)
				$4,727,889			$4,842,090	$114,201

AUD – Australian Dollar
EUR – Euro
GBP – British Pound
JPM – JPMorgan Chase & Co., Inc.
USD – U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
June 30, 2018 (Unaudited)

			Pay/Receive					Unrealized
Counter-		Termination	on Financing		Payment		Notional	Appreciation
party	Security	Date	Rate	Financing Rate	Frequency	Shares	Amount	(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
BAML	Andeavor	5/8/19	Pay	0.575% +1 Month LIBOR	Monthly	1,808	$ 253,916	$(16,930)
JPM	Gateway Lifestyle
	Holdings Pty Ltd.	7/1/19	Pay	0.400% +3 Month LIBOR	Quarterly	15,343	27,056	(600)
BAML	Gemalto NV	12/18/18	Pay	0.350% +1 Month LIBOR	Monthly	10,367	605,168	(2,455)
JPM	Informa plc	6/18/19	Pay	0.000%(1)	Quarterly	1,969	— (1)	21,698
BAML	Linde AG	2/5/19	Pay	0.350% +1 Month LIBOR	Monthly	1,846	418,292	22,039
JPM	MTGE Investment
	Corporation	5/9/19	Pay	0.300% +3 Month LIBOR	Quarterly	3,505	68,499	(53)
BAML	Shire plc — ADR	7/2/19	Pay	0.800% +1 Month LIBOR	Monthly	1,148	64,588	20,652
JPM	Sirtex Medical Ltd.	6/21/19	Pay	0.400% +3 Month LIBOR	Quarterly	328	7,580	48
JPM	Sky plc	12/19/18	Pay	0.300% +3 Month LIBOR	Quarterly	87,913	1,332,100	355,617
SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Annaly Capital
	Management, Inc.	5/9/19	Receive	(0.600)% +3 Month LIBOR	Quarterly	(3,336)	(34,105)	(140)
BAML	Brookfield Property
	Partners LP	3/28/19	Pay	(10.313)% +1 Month LIBOR	Monthly	(1,550)	(29,423)	(125)
BAML	Marathon Petroleum
	Corporation	5/8/19	Receive	(0.400)% +1 Month LIBOR	Monthly	(2,875)	(221,882)	20,276
BAML	Praxair, Inc.	1/25/19	Receive	(0.400)% +1 Month LIBOR	Monthly	(2,590)	(401,219)	(11,072)
BAML	Takeda Pharmaceutical
	Company Ltd.	7/3/19	Receive	(1.000)% +1 Month LIBOR	Monthly	(963)	(40,467)	40,101
								$449,056

ADR – American Depository Receipt
BAML – Bank of America Merrill Lynch & Co., Inc.
JPM – JPMorgan Chase & Co., Inc.
LIBOR – London Interbank Offered Rate
plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

The Merger Fund VL
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS:
Investments, at value (Cost $36,610,287)		$37,753,954
Cash held in foreign currency (Cost $5,869)		5,869
Receivable from brokers for securities sold short		6,034,116
Deposits at brokers for other investments		1,672,298
Receivable for forward currency exchange contracts		114,201
Receivable for swap contracts		449,056
Receivable for investments sold		622,859
Dividends and interest receivable		110,347
Prepaid expenses and other receivables		6,671
Total Assets		46,769,371
LIABILITIES:
Securities sold short, at value (Proceeds of $6,034,116)	$6,940,939
Written option contracts, at value
(Premiums received $210,755)	272,328
Payable for investments purchased	1,362,639
Accrued expenses and other liabilities	68,669
Payable to the investment adviser	16,047
Payable for fund shares redeemed	6,883
Dividends and interest payable	1,726
Total Liabilities		8,669,231
NET ASSETS		$38,100,140
NET ASSETS CONSISTS OF:
Accumulated undistributed net investment income		$44,211
Accumulated net realized gain on investments,
securities sold short, written option contracts
expired or closed, forward currency exchange contracts,
swap contracts, and foreign currency transactions		1,225,940
Net unrealized appreciation (depreciation) on:
Investments	1,143,667
Securities sold short	(906,823)
Written option contracts	(61,573)
Forward currency exchange contracts	114,201
Swap contracts	449,056
Foreign currency translation	—
Net unrealized appreciation		738,528
Paid-in capital		36,091,461
Total Net Assets		$38,100,140
NET ASSET VALUE and offering price per share*
($38,100,140 / 3,340,649 shares of
beneficial interest outstanding)		$11.41

*	The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME:
Interest		$214,895
Dividend income on long positions
(net of foreign withholding taxes of $—)		136,541
Total investment income		351,436
EXPENSES:
Investment advisory fees	$209,954
Professional fees	44,555
Transfer agent and shareholder servicing agent fees	42,602
Fund accounting expenses	22,154
Administration fees	15,688
Reports to shareholders	6,999
Trustees’ fees and expenses	6,509
Custody fees	4,939
Compliance fees	1,316
Miscellaneous expenses	1,022
Federal and state registration fees	410
Borrowing expenses on securities sold short	29,802
Dividends and interest on securities sold short	52,707
Total expenses before expense reimbursement by adviser		438,657
Expense reimbursed by adviser (Note 3)		(120,999)
Net expenses		317,658
NET INVESTMENT INCOME		33,778
REALIZED AND CHANGE IN UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	713,504
Securities sold short	(61,204)
Written option contracts expired or closed	(12,180)
Forward currency exchange contracts	(31,960)
Swap contracts	518,591
Foreign currency transactions	(6,878)
Net realized gain		1,119,873
Change in unrealized appreciation (depreciation) on:
Investments	20,084
Securities sold short	393,610
Written option contracts	4,688
Forward currency exchange contracts	162,383
Swap contracts	195,902
Foreign currency translation	(2)
Net change in unrealized appreciation		776,665
NET REALIZED AND CHANGE IN UNREALIZED
GAIN ON INVESTMENTS		1,896,538
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS		$1,930,316

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2018	December 31, 2017
	(Unaudited)

Net investment income	$33,778	$105,517
Net realized gain on investments,
securities sold short, written option
contracts expired or closed, forward currency
exchange contracts, swap contracts, and
foreign currency transactions	1,119,873	988,085
Net change in unrealized appreciation
(depreciation) on investments, securities
sold short, written option contracts, forward
currency exchange contracts, swap contracts,
and foreign currency translation	776,665	(312,547)
Net increase in net assets
resulting from operations	1,930,316	781,055

Distributions to shareholders from: (Note 5)
Net investment income	—	—
Net realized gains	—	—
Total dividends and distributions	—	—
Net increase (decrease) in net assets from
capital share transactions (Note 4)	4,179,862	(626,573)
Net increase in net assets	6,110,178	154,482

NET ASSETS:
Beginning of period	31,989,962	31,835,480
End of period (including accumulated
undistributed net investment income of
$44,211 and $10,433, respectively)	$38,100,140	$31,989,962

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

	Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$10.80		$10.53	$10.47	$10.87	$10.92	$10.54
Income from
investment operations:
Net investment
income (loss)(1)	0.01		0.04	(0.07)	(0.05)	0.26	0.02
Net realized and
unrealized gain (loss)
on investments	0.60		0.23	0.33	(0.05)	(0.11)	0.39
Total from investment
operations	0.61		0.27	0.26	(0.10)	0.15	0.41
Less distributions:
From net
investment income	—		—	(0.08)	(0.23)	(0.14)	(0.03)
From net
realized gains	—		—	(0.12)	(0.07)	(0.06)	—
Total dividends
and distributions	—		—	(0.20)	(0.30)	(0.20)	(0.03)
Net Asset Value,
end of period	$11.41		$10.80	$10.53	$10.47	$10.87	$10.92
Total Return	5.46	%(3)	2.56%	2.44%	(0.90)%	1.37%	3.88%

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS (continued)
Selected per share data is based on a share of beneficial interest outstanding throughout each period/year.

	Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2018		2017	2016	2015	2014	2013
	(Unaudited)
Supplemental data and ratios:
Net assets,
end of period (000’s)	$38,100		$31,990	$31,835	$33,153	$22,854	$19,078
Ratio of gross expenses
to average net assets:
Before expense
reimbursement	2.61	%(2)	2.51%	2.75%	2.57%	2.80%	2.96%
After expense
reimbursement	1.89	%(2)	1.78%	1.99%	1.79%	1.74%	1.65%
Ratio of dividends and
interest on short positions
and borrowing expenses
on securities sold short
to average net assets	0.49	%(2)	0.38%	0.59%	0.39%	0.34%	0.25%
Ratio of operating expenses
to average net assets
excluding dividends and
interest on short positions
and borrowing expenses
on securities sold short
(after expense
reimbursement)	1.40	%(2)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment
income (loss) to
average net assets	0.20	%(2)	0.34%	(0.66)%	(0.49)%	2.39%	0.16%
Portfolio turnover rate(4)	70	%(3)	184%	202%	167%	154%	196%

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Annualized.
(3)	Not annualized.
(4)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions).  The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

Note 1 — ORGANIZATION
The Merger Fund VL (the “Fund”) is a no-load, open-end, diversified investment company organized as a statutory trust under the laws of Delaware on November 22, 2002, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on May 26, 2004. In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), which became the Fund’s investment adviser. Therefore, the performance information included for periods prior to 2011 reflects the performance of Westchester Capital Management, Inc. Roy Behren and Michael Shannon, the Fund’s current portfolio managers, assumed portfolio management duties for the Fund in January 2007. The investment objective of the Fund is to seek to achieve capital growth by engaging in merger arbitrage. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts. At June 30, 2018, 98.5% of the shares outstanding of the Fund were owned by five insurance companies. Activities of these shareholders may have a significant effect on the operations of the Fund.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

A.	Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments. Forward currency contracts

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	Significant unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2018. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$21,071,182	$206,002	$441,723	$21,718,907
Private Investment
In Public Equity	41,203	—	—	41,203
Closed-End Funds	4,574,893	—	—	4,574,893
Preferred Stock	183,162	—	—	183,162
Contingent Value Rights	—	—	252	252
Rights	—	7,711	—	7,711
Warrants	—	8,457	—	8,457
Corporate Bonds	—	2,990,015	—	2,990,015
Purchased Option Contracts	99,836	—	—	99,836
Escrow Notes	—	—	9,968	9,968
Short-Term Investments	7,621,862	497,688	—	8,119,550
Forward Currency
Exchange Contracts**	—	114,201	—	114,201
Swap Contracts**	—	449,056	—	449,056
Total	$33,592,138	$4,273,130	$451,943	$38,317,211
Liabilities
Short Common Stock*	$6,900,804	$40,135	$—	$6,940,939
Written Option Contracts	272,328	—	—	272,328
Total	$7,173,132	$40,135	$—	$7,213,267

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Forward currency exchange contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At June 30, 2018, the value of these securities was $451,943. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in Note 2 A. The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

During the six months ended June 30, 2018, the Fund had transfers into Level 2 from Level 1 of $104,142 and transfers from Level 2 to Level 1 of $131,241 due to changes in market activity of the respective securities.  There were no transfers into or out of Level 3 for the period ended June 30, 2018. Transfers are recorded at the end of the reporting period.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Common	Contingent	Escrow		Total
Description	Stock	Value Rights	Notes		Investment
Balance as of December 31, 2017	$437,688	$4,328	$12,269		$454,285
Purchases on Investments*	—	—	—	**	—	**
(Sales) of Investments	—	—	—		—
Realized (Gain) Loss	—	(6,585)	—		(6,585)
Transfers Into Level 3	—	—	—		—
(Transfer Out) of Level 3	—	—	—		—
Change in Unrealized
Appreciation (Depreciation)	4,035	2,509	(2,301)		4,243
Balance as of June 30, 2018	$441,723	$252	$9,968		$451,943

*	Includes receipts from corporate actions.
**	Amount less than $0.50.

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized appreciation on investments related to Level 3 securities held by the Fund at June 30, 2018 totals $4,243.

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of June 30, 2018 are as follows:

	Fair Value at	Valuation	Unobservable
Description	June 30, 2018	Technique	Input
Common Stock	$441,723	Discounted Cash	Discount Rates/Terminal Value/
		Flow Model	Cash Flow Projections

Escrow Note	$ —**	Projected Final	Discount of
		Distribution*	Projected Distribution

*
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on an evaluation of the likelihood of an additional distribution, the security is being priced at zero.

**	Amount less than $0.50.

The table above does not include certain Level 3 investments that are valued by brokers and pricing services.  At June 30, 2018, the value of these investments was $10,220.  The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.

B.	Federal Income Taxes

No provision for federal income taxes has been made since the Fund has complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
continue to comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. As of June 30, 2018, open Federal and New York tax years include the tax years ended December 31, 2014 through December 31, 2017. The Fund has no tax examination in progress.

C.	Transactions with Brokers
The Fund’s receivables from brokers for securities sold short and deposits at brokers for other investments are with two securities dealers.  The Fund is required by the brokers to maintain collateral for securities sold short. The receivable from brokers for securities sold short on the Statement of Assets and Liabilities represents the proceeds from securities sold short that is maintained at the broker.  The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short.  The Fund may maintain cash deposits at brokers beyond the receivables for short sales. On the Statement of Assets and Liabilities, these are classified as deposits at brokers for other investments. The Fund may be required by the brokers with which it executes short sales to maintain an additional amount of collateral in a special tri-party custody arrangement for the benefit of the broker.

The Fund’s equity swap contracts’ and forward currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. These transactions may involve market risk in excess of amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.	Securities Sold Short
The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. Short

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund segregates liquid assets in an amount equal to the market value of securities sold short, which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

E.	Written Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security.  When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
F.	Purchased Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently priced daily to reflect the value of the purchased option. Refer to Note 2 A. for a pricing description.  Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

G.	Forward Currency Exchange Contracts
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. During the six months ended June 30, 2018, the Fund used forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description.  A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
H.	Equity Swap Contracts
The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the six months ended June 30, 2018, the Fund entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus an agreed upon spread (refer to the Schedule of Swap Contracts for further disclosure of the contracts’ financing rates). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract at a rate equal to LIBOR less an agreed upon spread (refer to the Schedule of Swap Contracts for further disclosure of the contracts’ financing rates).  Refer to Note 2 A. for a pricing description.

The Fund may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Equity swap contracts are typically valued based on market quotations or pricing service evaluations for the underlying reference asset. The Valuation Group monitors the credit quality of the Fund’s counterparties and may adjust the valuation of a swap in the Valuation Group’s discretion due to, among other things, changes in a counterparty’s credit quality.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 O. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
underlying securities. Equity Swap contracts may involve market risk in excess of amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 Q. for further derivative disclosures.

I.	Distributions to Shareholders
Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at the end of the Fund’s fiscal year.

J.	Foreign Securities
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include fluctuations in currency exchange rates and adverse political, cultural, regulatory, legal, tax, and economic developments as well as different custody and/or settlement practices or delayed settlements in some foreign markets. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.	Foreign Currency Transactions
The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences. Foreign currency held as cash by the Fund’s custodian is reported separately on the Statement of Assets and Liabilities.

L.	Cash and Cash Equivalents
The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

M.	Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has not historically incurred material expenses in respect of those provisions.

N.	Security Transactions, Investment Income and Expenses
Transactions are recorded for financial statement purposes on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method. At June 30, 2018, expenses include $29,802 of borrowing expenses on securities sold short.

O.	Counterparty Risk
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swap contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts.  Written and purchased options sold on an exchange expose the Fund to counterparty risk; however, the exchange’s clearinghouse guarantees the options against default. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation. Refer to Note 2 H. for further disclosure to counterparty risk related to equity swap contracts.

P.	The Right to Offset
Financial assets and liabilities, as well as cash collateral received by the Fund’s counterparties and posted are offset by the respective counterparty, and the net amount is reported in the Statement of Assets

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
and Liabilities when the Fund believes there exists a legally enforceable right to offset the recognized amounts.

Q.	Derivatives
The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2018, the Fund’s monthly average quantities and notional values are described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	476	$4,579,954
Written Option Contracts	697	$5,049,619
Forward Currency Exchange Contracts	12	$4,254,813
Long Total Return Swap Contracts	317,733	$4,642,480
Short Total Return Swap Contracts	108,385	$886,708

Statement of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2018:

	Asset Derivatives
	Statement of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Purchased Option Contracts	Investments	$99,836
Swap Contracts	Receivables	449,056
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Receivables	114,201
Total		$663,093

	Liability Derivatives
	Statement of Assets
Derivatives	and Liabilities Location	Fair Value
Equity Contracts:
Written Option Contracts	Written Option Contracts	$272,328
Total		$272,328

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)
Statement of Operations
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2018:

Amount of Realized Gain (Loss) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
Equity Contracts	$(135,662)	$(12,180)	$—	$518,591	$370,749
Foreign Exchange
Contracts	—	—	(31,960)	—	(31,960)
Total	$(135,662)	$(12,180)	$(31,960)	$518,591	$338,789

*	The amounts disclosed are included in the realized gain (loss) on investments.

Change in Unrealized Appreciation (Depreciation) on Derivatives

			Forward
	Purchased	Written	Currency
	Option	Option	Exchange	Swap
Derivatives	Contracts*	Contracts	Contracts	Contracts	Total
Equity Contracts	$44,654	$4,688	$—	$195,902	$245,244
Foreign Exchange
Contracts	—	—	162,383	—	162,383
Total	$44,654	$4,688	$162,383	$195,902	$407,627

*	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

Note 3 — AGREEMENTS
The Fund’s investment adviser is Westchester Capital Management, LLC pursuant to an investment advisory agreement with the Adviser dated as of January 1, 2011 (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund’s average daily net assets. Certain officers of the Fund are also officers of the Adviser. The Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the Fund’s Trustees who are not interested persons of the Adviser or the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Adviser has entered into an agreement with the Fund whereby the Adviser has agreed to reduce all or a portion of its management fee and, if necessary, to bear certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended, but not including brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses) associated with operating the Fund to the extent necessary to limit the

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 3 — AGREEMENTS (continued)
annualized expenses of the Fund to 1.40% of the Fund’s average daily net assets until April 30, 2019 (the “Expense Waiver and Reimbursement Agreement”). The Expense Waiver and Reimbursement Agreement permits the Adviser to recapture amounts that it waives or absorbs on behalf of the Fund at any time within three years of the end of the fiscal year in which the fee was reduced or waived or the expense was borne provided that doing so would not cause the Fund’s operating expenses for that year, excluding brokerage commissions, short dividends, interest expense, taxes, acquired fund fees and expenses or extraordinary expenses, to exceed 1.40%. The Expense Waiver and Reimbursement Agreement may be terminated at anytime by the Board. For the six months ended June 30, 2018, the Adviser reimbursed $120,999 of advisory fees to the Fund.

Reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
12/31/18	$240,484
12/31/19	$234,695
12/31/20	$233,117
12/31/21	$120,999

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, accountant, dividend paying agent and shareholder servicing agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

Note 4 — SHARES OF BENEFICIAL INTEREST
The Board of Trustees has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	June 30, 2018		December 31, 2017
	Shares	Amount	Shares	Amount
Issued	674,877	$7,455,694	429,106	$4,598,945
Issued as reinvestment
of dividends	—	—	—	—
Redeemed	(297,192)	(3,275,832)	(488,783)	(5,225,518)
Net Increase (Decrease)	377,685	$4,179,862	(59,677)	$(626,573)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION
Purchases and sales of securities for the six months ended June 30, 2018 (excluding short-term investments, short-term options, forward currency contracts, swap contracts and short positions) aggregated $26,331,689 and $19,618,646, respectively. There were no purchases or sales of long-term U.S. Government securities.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (continued)
At December 31, 2017, the components of accumulated earnings gains (losses) on a tax basis were as follows:

Cost of investments*	$24,494,187
Gross unrealized appreciation	1,233,909
Gross unrealized depreciation	(1,810,297)
Net unrealized depreciation	$(576,388)
Undistributed ordinary income	$228,670
Undistributed long-term capital gain	486,219
Total distributable earnings	$714,889
Other accumulated losses	(60,138)
Total accumulated gains	$78,363

*
Represents cost (including derivative contracts) for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales, PFIC mark to market, and unsettled short losses.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences are primarily related to foreign currency transactions and swap treatment. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2017, the following table shows the reclassifications made:

Accumulated Net Realized Loss on
Accumulated	Investment, Securities Sold Short, Written
Undistributed	Option Contracts Expired or Closed,
Net Investment	Forward Currency Exchange Contracts, Swap
Income	Contracts and Foreign Currency Transactions	Paid-in Capital
$(133,516)	$116,269	$17,247

The tax components of dividends paid during the six months ended June 30, 2018 and the year ended December 31, 2017 were as follows:

	2018	2017
Ordinary Income	$—	$—
Long-Term Capital Gains	—	—
Total Distributions Paid	$—	$—

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Case Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2017. As of December 31, 2017, the Fund had no post-October losses deferred. As of December 31, 2017, the Fund had no short-term capital loss carryover or long-term capital loss carryover.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 6 — OFFSETTING ASSETS AND LIABILITIES
The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 6 — OFFSETTING ASSETS AND LIABILITIES (continued)

		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts not
	Gross	in the	in the	offset in the Statement
	Amounts of	Statement	Statement	of Assets and Liabilities
	Recognized	of Assets	of Assets		Collateral
	Assets/	and	and	Financial	Received/	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward Currency
Exchange
Contracts**	$137,847	$23,646	$114,201	$—	$—	$114,201
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	103,068	30,582	72,486	—	—	72,486
Swap Contracts —
JPMorgan Chase
& Co., Inc.	377,363	793	376,570	—	—	376,570
	$618,278	$55,021	$563,257	$—	$—	$563,257
Liabilities:
Description
Written Option
Contracts**	$272,328	$—	$272,328	$—	$272,328	$—
Forward Currency
Exchange
Contracts**	23,646	23,646	—	—	—	—
Swap Contracts —
Bank of America
Merrill Lynch
& Co., Inc.	30,582	30,582	—	—	—	—
Swap Contracts —
JPMorgan Chase
& Co., Inc.	793	793	—	—	—	—
	$327,349	$50,021	$272,328	$—	$272,328	$—

*	In some instances, the actual collateral received/pledged may be more than amount shown.
**	JPMorgan Chase & Co., Inc. is the counterparty for all open forward currency exchange contracts and prime broker for all written option contracts held by the Fund as of June 30, 2018.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

Note 7 — ACCOUNTING PRONOUNCEMENTS
In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Note 8 — SUBSEQUENT EVENTS
Management has evaluated events and transactions occurring after June 30, 2018 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

The Merger Fund VL

ADDITIONAL INFORMATION (Unaudited)

For the fiscal year ended December 31, 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income for the fiscal year ended December 31, 2017 was 0.00% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2017 was 0.00% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2017 was 0.00% for the Fund.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600
www.westchestercapitalfunds.com

Administrator, Transfer Agent, Accountant,
Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Roy Behren
Michael T. Shannon
Barry Hamerling
Richard V. Silver
Christianna Wood

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
  Chief Compliance Officer
Abraham R. Cary, Secretary

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY  10036

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY  10017

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s Co-Presidents/Chief Executive Officers and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant's independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.  Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)*    /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date September 4, 2018

By (Signature and Title)*    /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date September 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date September 4, 2018

By (Signature and Title)*    /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date September 4, 2018

* Print the name and title of each signing officer under his or her signature.